Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES:
Net income	$ 10,394	$ 8,418	$ 7,645
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,931	7,852	6,661
Deferred income taxes	1,324	2,506	5,601
Stock based compensation expense	1,625	1,458	1,136
Excess tax benefits from equity awards	(3,234)	(3,722)	(111)
Provision for doubtful accounts	237	115	120
Loss on non-marketable equity investments	65	37	16
Other	1,394	1,660	722
Changes in assets and liabilities, net of business combinations:
Accounts and unbilled receivables	(6,690)	(10,056)	1,227
Prepaid royalties	(4,174)	(5,119)	(329)
Other prepaid expenses and other current assets	(2,022)	(1,207)	(537)
Other assets	(1,761)	105	(15)
Accounts payable	2,442	1,254	(1,529)
Accrued royalties	820	3,399	1,579
Accrued liabilities, accrued compensation and related expenses, and other long-term liabilities	5,434	5,593	542
Deferred revenue	17,471	14,761	(198)
Net cash provided by operating activities	34,256	27,054	22,530
INVESTING ACTIVITIES:
Business combinations, net of cash acquired	(12,298)	(7,560)	(9,901)
Proceeds from sales of marketable securities		5,062
Proceeds from maturities of marketable securities	52,625	82,661	78,075
Purchases of marketable securities	(44,341)	(86,139)	(118,176)
Payments to acquire equity method investments	(325)	(300)	(250)
Payments to acquire cost method investments	(1,000)
Payments associated with capitalized software development	(5,658)	(4,267)	(4,435)
Purchases of property and equipment	(4,544)	(4,444)	(4,316)
Net cash used in investing activities	(15,541)	(14,987)	(59,003)
FINANCING ACTIVITIES:
Proceeds from exercise of stock options	1,094	3,318	823
Taxes paid related to net settlement of equity awards	(161)	(164)
Excess tax benefits from equity awards	3,234	3,722	111
Payment of earn-outs related to business combinations	(424)	(771)
Net cash provided by financing activities	3,743	6,105	934
Net increase (decrease) in cash and cash equivalents	22,458	18,172	(35,539)
Cash and cash equivalents at beginning of year	59,537	41,365	76,904
Cash and cash equivalents at end of year	81,995	59,537	41,365
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	56	51	61
Income taxes paid	1,641	371	427
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock in connection with business combinations	2,246	534	1,541
Acquisition of content rights in exchange for future services			$ 500